Discontinued Operations (Details) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended										11 Months Ended		12 Months Ended		3 Months Ended					12 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	May 04, 2013 USD ($)	May 04, 2013 GBP (£)	Feb. 02, 2013 USD ($)	Nov. 03, 2012 USD ($)	Aug. 04, 2012 USD ($)	May 05, 2012 USD ($)	Mar. 03, 2012 USD ($)	Nov. 26, 2011 USD ($)	Aug. 27, 2011 USD ($)	May 28, 2011 USD ($)	Feb. 02, 2013 USD ($)	Jan. 28, 2012 USD ($)	Mar. 03, 2012 USD ($)	Feb. 26, 2011 USD ($)	Aug. 27, 2011 Scenario, Previously Reported [Member] Domestic [Member] Speakeasy [Member] USD ($)	Mar. 03, 2012 Scenario, Previously Reported [Member] International [Member] Best Buy China [Member] store	Aug. 04, 2012 Scenario, Previously Reported [Member] International [Member] Best Buy Turkey [Member] USD ($) store	Feb. 02, 2013 Scenario, Previously Reported [Member] International [Member] Best Buy U.K. [Member] store	Feb. 02, 2013 Scenario, Previously Reported [Member] International [Member] Belgium [Member] store	Mar. 03, 2012 Scenario, Previously Reported [Member] International [Member] Belgium [Member] USD ($)	Feb. 02, 2013 Discontinued Operations [Member] USD ($)	Mar. 03, 2012 Discontinued Operations [Member] USD ($)	Feb. 26, 2011 Discontinued Operations [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of stores closed																		8	2	11
Number of stores sold																					82
Gain on disposal of discontinued operation																	$ 7		$ 4			$ 5
Revenue													5,138		5,639	5,840
Restructuring charges													34		239	75
Gain (loss) from discontinued operations before income tax benefit													13		(1,521)	(169)
Income tax benefit													38		122	70
Equity in loss of affiliates													0	0	0	(2)							(5)	(3)	0
Net gain (loss) from discontinued operations including noncontrolling interests	(12)	(28)			81	10	(38)	(17)	(1,238)	(99)	(68)	3	46	(1,394)	(1,402)	(99)
Net earnings from discountinued operations attributable to noncontrolling interests													(19)	(1,245)	(1,250)	(87)
Net gain (loss) from discontinued operations attributable to Best Buy Co., Inc.													27		(2,652)	(186)
Net Proceeds from Divestiture of Businesses			733	471
Proceeds from Divestiture of Businesses				500
Cash Consideration Paid at Closing			$ 29